Statements Of Consolidated Membership Interests (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements Of Consolidated Membership Interest [Abstract]
Interests outstanding	635,000,000	635,000,000	635,000,000
Net effects of cash flow hedges, tax expense	$ 1	$ 1	$ (5)
Defined benefit pension plans- net tax expense	$ 0	$ 0	$ 0